Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Chautauqua Global Growth Fund
Chautauqua International Growth Fund

Supplement to Prospectus and Summary Prospectus
Dated May 1, 2022

and Statement of Additional Information (“SAI”)
Dated May 1, 2022

As part of a previously announced succession plan, Brian Beitner, a portfolio manager of the Chautauqua Global Growth Fund and the Chautauqua International Growth Fund (collectively, the “Funds”), retired from Chautauqua Capital Management, a division of Robert W. Baird & Co. Incorporated, the investment advisor to the Funds, on December 31, 2022. Accordingly, as of January 1, 2023, Mr. Beitner no longer serves as a portfolio manager to the Funds, and all references and information relating to Mr. Beitner in the Prospectus, Summary Prospectus, and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

The date of this Supplement is January 4, 2023.